Contingencies	9 Months Ended
Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Contingencies
Note 11. Contingencies
We are party to various legal actions in the normal course of business. We record a liability if there is a claim for which it is probable a payment will be made and the amount is estimable. At September 30, 2018 and December 31, 2017, we had no liabilities established related to litigation as there are no claims which were probable and estimable. We have not historically had any significant litigation expense and are not currently subject to any claim.